November 22, 2005
VIA EDGAR AND OVERNIGHT DELIVERY
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Mark Webb, Esq.
Michael Clampitt, Esq.

Re:	Ameritrade Holding Corporation
Preliminary Proxy Statement
File No. 0-49992
Filed September 12, 2005, as amended on October 31, 2005
Ladies and Gentlemen:
          On behalf of Ameritrade Holding Corporation (the “Company” or “Ameritrade”), we respectfully submit this letter in response to comments from the Staff of the Securities and Exchange Commission received by letter dated November 18, 2005, relating to the Company’s preliminary proxy statement filed with the Commission on September 12, 2005, as amended on October 31, 2005.
          In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response thereto.
Proxy Statement
Questions and Answers, page 6
1.	If true, revise the last sentence in A6 to add at the end of the sentence, “because the aggregate fair value before and after the modifications to the equity awards will be the same as calculated pursuant to SFAS 123.

We have revised the last sentence of the second paragraph in A6 on page 8 of the proxy statement in response to the Staff’s comment.
     The Transaction, page 44

Securities and Exchange Commission
November 22, 2005

2.	If material, revise the discussion on page 46, in the second full paragraph to briefly discuss the changes proposed by the special committee relating to the governance and economic terms of the transaction.

We note supplementally for the Staff that the Committee did not at that time propose specific changes related to the governance and economic terms of the transaction, but rather identified several areas which were of concern to it. We have revised the second full paragraph on page 46 of the proxy statement to identify the areas of particular concern to the special committee. We have also revised the first full paragraph on page 47 of the proxy statement to list the changes proposed by the special committee, as indicated in our response to comment 3 below.

3.	If material, revise the last paragraph on page 46 to briefly discuss the special committee proposals (disclosed by comment 1 above) that were reflected as proposed changes to the draft term sheet.

We have revised the first full paragraph on page 47 of the proxy statement in response to the Staff’s comment. We supplementally advise the Staff that representatives of Wilson Sonsini Goodrich & Rosati did not propose a single structure to The Toronto-Dominion Bank (“TD”) but rather suggested possible ways in which TD could address the special committee’s concerns.

4.	If material, revise the first full paragraph on page 47 to briefly disclose what parts of the proposed term sheet were not acceptable to Mr. Ricketts.

We have revised the second full paragraph on page 47 of the proxy statement in response to the Staff’s comment.

5.	If material, revise the second full paragraph on page 47 to discuss Mr. Ricketts’s alternative proposal in more detail.

We have revised the third full paragraph on page 47 of the proxy statement in response to the Staff’s comment. We supplementally advise the Staff that Mr. Ricketts did not present a definitive proposal to the board of directors, and therefore there are no additional material details.

6.	If material, revise the third full paragraph on page 47 to disclose what pieces of the original term sheet, what changes proposed by the Special Committee and what proposals made subsequently by Mr. Ricketts made it into the final term sheet.

Securities and Exchange Commission
November 22, 2005

We have revised the third full paragraph and the last paragraph on page 49 of the proxy statement in response to the Staff’s comment.

7.	If material, revise the second full paragraph on page 48 to more fully describe the economic terms offered by E-Trade.

We have revised the third full paragraph on page 48 of the proxy statement to disclose the synergies expected by E*TRADE. We supplementally advise the Staff that E*TRADE’s proposal did not contain additional economic terms. We refer the Staff to E*TRADE’s Form 425 filing on May 12, 2005.

8.	If material, revise the second full paragraph on page 49 to disclose the changes to the term sheet made by TD.

We have revised the third full paragraph on page 49 of the proxy statement in response to the Staff’s comment.

9.	If material, revise the last paragraph on page 51 to more fully describe what factors the Board used or approved of that determined the offer from TD was more favorable to shareholders. In this regard, compare the offers and then indicate why the Board thought the TD offer was better.

We have revised the last paragraph on page 52 of the proxy statement in response to the Staff’s comment.

10.	If material, revise the last paragraph in this section on page 52 to more fully discuss why the offer of additional shares occurred.

We have revised the third full paragraph on page 53 of the proxy statement in response to the Staff’s comment.

Securities and Exchange Commission
November 22, 2005

Ameritrade’s Reasons for the Transaction, page 52
11.	Our prior comment 19 was incorrect. Please remove the disclosure added in response to it. Instead, please revise to have the board specifically mention each line item analysis underlying the fairness opinion that does not support its recommendation and explain why, in light of such analyses, it is recommending the transaction.

We have deleted the disclosure added on page 55 of the proxy statement in response to the Staff’s prior comment 19. In addition, we supplementally advise the Staff that, as disclosed on page 64 of the proxy statement, Citigroup made no attempt to assign specific weights to particular analyses or factors in rendering its fairness opinion but rather made qualitative judgments as to the significance and relevance of all the analyses and factors considered. The board of directors, therefore, did not consider any of the particular analyses performed by Citigroup in isolation, and the board did not specifically identify any of Citigroup’s analyses that did not support the board’s decision; but rather considered Citigroup’s analyses as a whole in evaluating the financial aspects of the transaction and Citigroup’s fairness opinion. As a result, we are unable to disclose each analysis performed by Citigroup, if any, that does not support the recommendation of the board of directors.
General
12.	We note your disclosure in your Form 8-K filed on October 25, 2005 regarding our discussions concerning the accounting for and disclosure of your prepaid variable forward contracts. We await your response which should state your intentions with regard to the accounting for the prepaid forward contracts.

As discussed with the Staff in a conference call on November 16, 2005, the Company has decided to restate its financial statements for fiscal years 2003 and 2004 and the interim periods through June 24, 2005 to reflect the embedded collars within the prepaid variable forward contracts as non-hedging derivatives. Accordingly, on November 18, 2005, the Company filed an amended Form 10-K for the fiscal year ended September 24, 2004 and amended Forms 10-Q for the fiscal quarters ended December 31, 2004, March 25, 2005 and June 24, 2005. The Company has revised all affected financial information in the proxy statement to reflect the restatement, including the Comparative Historical and Pro Forma Per Share Data, the Summary Selected Consolidated Financial Data of Ameritrade, the Selected Unaudited Pro Forma Combined Condensed Financial Data of TD Ameritrade, and the Unaudited Pro Forma Combined Condensed Financial Statements of TD Ameritrade.

Securities and Exchange Commission
November 22, 2005

Consolidated Statement of Changes in Stockholder’s Equity, page 136
13.	Please revise the footnotes to the financial statements or Management’s Discussion and Analysis of Financial Condition and Results of Operations to discuss the causes of the $12.5 million increase in Additional Paid-In Capital during the year ended October 31, 2003 from surrendered and exercised stock options and explain why this amount was significantly higher in 2003 as compared to 2004.

We have inserted an additional paragraph on page 197 of the proxy statement in response to the Staff’s comment.
Note 14. Stock Options, page 156
14.	We note your response to comment 41 of our letter dated October 17, 2005. Please revise to disclose how TD Bank determines how much to contribute to fund the SFAS 123 compensation expense. If TD Bank funds the entire compensation expense, please disclose why the deemed contribution for stock compensation of $1,022,000 and $750,000 for the fiscal years ended 2004 and 2003, respectively are different from the compensation expense of $2,392,000 and $1,650,000 for the fair value of option granted to its employees in the years ended 2004 and 2003, respectively.

We respectfully supplement our prior response to prior comment 41 by noting that TD Bank calculates its stock option expense on a consolidated basis for all of its employees, based on a Black-Scholes model, and allocates a monthly charge to TDW Group based on its employees. TDW Group independently calculated its stock option expense as $2,392 and $1,650 for fiscal years ended October 31, 2004 and 2003, respectively, which differed from TD Bank’s allocation by $1,022 and $750 for fiscal years ended 2004 and 2003, respectively. These differences are the result of TDW Group transfers in/transfers out that did not impact TD Bank’s consolidated stock option expense calculation, as well as TDW Group forfeitures that are not directly charged or credited to TDW Group. Although it is not TD Bank’s policy to fund TDW Group’s stock compensation expense, these amounts were recorded as capital contributions, as TD Bank will not be charging TDW Group for these additional expenses.

Securities and Exchange Commission
November 22, 2005

Unaudited Pro Forma Combined Condensed Financial Statements of TD Ameritrade, page 200
15.	Please update the unaudited pro forma combined condensed financial statements. Refer to Rule 1 l-02(c) of Regulation S-X.

We respectfully note that, as discussed with the Staff on November 21, 2005, Ameritrade’s fiscal year ended September 30, 2005. Therefore, because audited financials for the most recently completed fiscal year are not yet available and Ameritrade meets the conditions of Rule 3-01(c) of Regulation S-X, Ameritrade’s pro forma financials would not be required to be updated until after December 14, 2005, in accordance with Rules 11-02(c) and 3-01 of Regulation S-X.
Note 2. Pro Forma Adjustments, page 208
16.	Please revise Note 2(b) to present a table similar to the one used in Note 2(a) to present all information in a self-balancing format that enables a reader to trace this information to the TD Waterhouse Reorganization pro forma adjustment.

We have revised Note 2(b) on page 212 of the proxy statement in response to the Staff’s comment.
          Additionally, at the Staff’s request, this letter constitutes a written statement from the Company acknowledging that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
          With respect to our responses to comments 2-10, our revisions to the proxy statement should not be deemed to constitute an admission that any of the information included in the proxy statement in response to such comments is material. Please direct your questions or comments regarding the Company’s responses to the undersigned at (650) 565-3606, or to Robert Sanchez or Bradley Finkelstein of this firm at (703) 734-3117 and (650) 565-3514, respectively. Thank you for your assistance.
Sincerely,
WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Jeffrey S. Cannon
Jeffrey S. Cannon

cc:	Joseph H. Moglia, Ameritrade
Randy MacDonald, Ameritrade
Ellen Koplow, Ameritrade
Larry Sonsini, WSGR
Robert Sanchez, WSGR
Bradley Finkelstein, WSGR